POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 8, 2016 TO THE PROSPECTUS DATED

AUGUST 28, 2015, AS PREVIOUSLY SUPPLEMENTED FEBRUARY 29, 2016,

DECEMBER 21, 2015 AND DECEMBER 4, 2015 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares BuyBack Achievers™ Portfolio

PowerShares Cleantech™ Portfolio

PowerShares Dividend Achievers™ Portfolio

PowerShares DWA Basic Materials Momentum Portfolio

PowerShares DWA Consumer Cyclicals Momentum
Portfolio

PowerShares DWA Consumer Staples Momentum Portfolio

PowerShares DWA Energy Momentum Portfolio

PowerShares DWA Financial Momentum Portfolio

PowerShares DWA Healthcare Momentum Portfolio

PowerShares DWA Industrials Momentum Portfolio

PowerShares DWA Momentum Portfolio

PowerShares DWA NASDAQ Momentum Portfolio

PowerShares DWA Technology Momentum Portfolio

PowerShares DWA Utilities Momentum Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production
Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon China Portfolio

PowerShares High Yield Equity Dividend Achievers™ Portfolio

PowerShares International Dividend Achievers™ Portfolio

PowerShares NASDAQ Internet Portfolio

PowerShares Russell Top 200 Equal Weight Portfolio

PowerShares Russell Top 200 Pure Growth Portfolio

PowerShares Russell Top 200 Pure Value Portfolio

PowerShares Russell Midcap Equal Weight Portfolio

PowerShares Russell Midcap Pure Growth Portfolio

PowerShares Russell Midcap Pure Value Portfolio

PowerShares Russell 2000 Equal Weight Portfolio

PowerShares Russell 2000 Pure Growth Portfolio

PowerShares Russell 2000 Pure Value Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares S&P 500® High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

Effective immediately, the second paragraph under the section titled “Fund Service Providers” appearing on page 246 is deleted in its entirety and replaced with the following:

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606 and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

Please Retain This Supplement for Future Reference.

P-PS-PRO-1-SUP-4 030816

SUPPLEMENT DATED MARCH 8, 2016 TO THE

STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016 OF:

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST,

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED

COMMODITY FUND TRUST,

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST,

POWERSHARES EXCHANGE-TRADED FUND TRUST II

and

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2015 OF:

POWERSHARES EXCHANGE-TRADED FUND TRUST,

AS PREVIOUSLY SUPPLEMENTED FEBRUARY 29, 2016, DECEMBER 4, 2015 AND

SEPTEMBER 29, 2015

Effective immediately, the first paragraph under the section titled “Miscellaneous Information” is deleted in its entirety and replaced with the following:

Counsel. Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606 and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

Please Retain This Supplement for Future Reference.

P-PS-SOAI-MULTI-SUP-1 030816